Fair Value Measurements - Schedule of Fair Value Information on Recurring Basis (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Quantum Convertible Note, related party [Member]
Fair Value Measurements
Fair Value	$ 257,242
ClearThink Convertible Note [Member]
Fair Value Measurements
Fair Value	250,000
Vanquish Funding Convertible Note [Member]
Fair Value Measurements
Fair Value	250,000
Common Stock Issuance Obligation [Member]
Fair Value Measurements
Fair Value	5,918	$ 18,941	$ 69,621
SEPA liability [Member]
Fair Value Measurements
Fair Value	145,174
Quantum Convertible Note, Related Party [Member]
Fair Value Measurements
Fair Value		351,307	3,248,000
May 2025 Convertible Note [Member]
Fair Value Measurements
Fair Value		361,821
Fair Value, Recurring [Member] | Level 2 [Member] | Quantum Convertible Note, related party [Member]
Fair Value Measurements
Fair Value	0
Fair Value, Recurring [Member] | Level 2 [Member] | ClearThink Convertible Note [Member]
Fair Value Measurements
Fair Value	0
Fair Value, Recurring [Member] | Level 2 [Member] | Vanquish Funding Convertible Note [Member]
Fair Value Measurements
Fair Value	0
Fair Value, Recurring [Member] | Level 2 [Member] | Common Stock Issuance Obligation [Member]
Fair Value Measurements
Fair Value	5,918	18,941	69,621
Fair Value, Recurring [Member] | Level 2 [Member] | SEPA liability [Member]
Fair Value Measurements
Fair Value	0
Fair Value, Recurring [Member] | Level 2 [Member] | Quantum Convertible Note, Related Party [Member]
Fair Value Measurements
Fair Value		0	0
Fair Value, Recurring [Member] | Level 2 [Member] | May 2025 Convertible Note [Member]
Fair Value Measurements
Fair Value		0
Fair Value, Recurring [Member] | Level 3 [Member] | Quantum Convertible Note, related party [Member]
Fair Value Measurements
Fair Value	0
Fair Value, Recurring [Member] | Level 3 [Member] | ClearThink Convertible Note [Member]
Fair Value Measurements
Fair Value	0
Fair Value, Recurring [Member] | Level 3 [Member] | Vanquish Funding Convertible Note [Member]
Fair Value Measurements
Fair Value	0
Fair Value, Recurring [Member] | Level 3 [Member] | Common Stock Issuance Obligation [Member]
Fair Value Measurements
Fair Value	0	0	0
Fair Value, Recurring [Member] | Level 3 [Member] | SEPA liability [Member]
Fair Value Measurements
Fair Value	0
Fair Value, Recurring [Member] | Level 3 [Member] | Quantum Convertible Note, Related Party [Member]
Fair Value Measurements
Fair Value		0	0
Fair Value, Recurring [Member] | Level 3 [Member] | May 2025 Convertible Note [Member]
Fair Value Measurements
Fair Value		0
Fair Value, Recurring [Member] | Level 3 [Member] | Quantum Convertible Note, related party [Member]
Fair Value Measurements
Fair Value	257,242
Fair Value, Recurring [Member] | Level 3 [Member] | ClearThink Convertible Note [Member]
Fair Value Measurements
Fair Value	250,000
Fair Value, Recurring [Member] | Level 3 [Member] | Vanquish Funding Convertible Note [Member]
Fair Value Measurements
Fair Value	250,000
Fair Value, Recurring [Member] | Level 3 [Member] | Common Stock Issuance Obligation [Member]
Fair Value Measurements
Fair Value	0	0	0
Fair Value, Recurring [Member] | Level 3 [Member] | SEPA liability [Member]
Fair Value Measurements
Fair Value	$ 145,174
Fair Value, Recurring [Member] | Level 3 [Member] | Quantum Convertible Note, Related Party [Member]
Fair Value Measurements
Fair Value		351,307	$ 3,248,000
Fair Value, Recurring [Member] | Level 3 [Member] | May 2025 Convertible Note [Member]
Fair Value Measurements
Fair Value		$ 361,821